Fair Value (Gain)/Loss on Derivative - Investor Options	12 Months Ended
Jun. 30, 2025
Material income and expense [abstract]
Fair Value (Gain)/Loss on Derivative - Investor Options

Note 14. Fair value (gain)/loss on derivative - investor options

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Fair value (gain)/loss on derivative - investor options in September 2023 (2023 Investor options)	(14,344)	11,193	—
Fair value (gain)/loss on derivative - investor options in June/July 2024 (2024 Investor options)	(13,928)	31	—
Fair value (gain)/loss - investor options converted to shares	(11)	—	—
Total fair value (gain)/loss on derivative - investor options	(28,283)	11,224	—

Refer to Note 25